Oil and Gas Properties (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Oil and Gas Property [Abstract]
Impairment of oil and gas properties			$ 579,963	$ 0
Gain (loss) on sale of oil and gas property		$ 75,000	$ 75,000